Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Property, plant and equipment		$ 16,534	$ 14,271
Less: accumulated depreciation		(5,597)	(4,288)
Total property, plant and equipment, net	11,697	10,937	9,983
Land [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment		113	7
Buildings [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment		3,091	1,996
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment		11,738	11,108
Furniture and Fixtures [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment		209	195
Computer Hardware and Software [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment		929	742
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment		57	54
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment		$ 397	$ 169